Financial Investment Measured at Amortized Cost - Summary of Financial Investment Measured at Amortized Cost (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Disclosure Of Financial Investment Measured At Amortized Cost [Abstract]
Financial investment measured at amortized cost	$ 29,849